CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of changes in equity [abstract]
Tax on changes in fair value of equity and debt instruments	₨ 293	₨ 293
Tax effect on effective portion of change in fair value of cash flow hedges	288	319	₨ 232
Tax effect on actuarial gain on post-employment benefit obligations	₨ 12	73	₨ (22)
Reversal from special economic zone reinvestment reserve		₨ 127